Supplement to the

Fidelity® Arizona Municipal Income Fund (FSAZX) and Fidelity Arizona Municipal Money Market Fund (FSAXX)

Funds of Fidelity Union Street Trust and Fidelity Union Street Trust II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 3.

NRSRO's. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS, Ltd.; Fitch, Inc.; Moody's Investor Services; and Standard & Poor's Ratings Services.

AZI/SPZB-11-01  February 8, 2011
1.713596.124

Supplement to the

Fidelity® Maryland Municipal Income Fund (SMDMX)

A Fund of Fidelity Union Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

SMDB-11-01  February 8, 2011
1.468179.114